Related Party Transactions - Schedule of Trade Accounts Payables to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets:
Amount due to related parties	$ 628	$ 163
KOAS [Member]
Balance Sheets:
Amount due to related parties	423	141
KNOT [Member]
Balance Sheets:
Amount due to related parties	205	22
Trade Accounts Payables [Member]
Balance Sheets:
Amount due to related parties	1,033	769
Trade Accounts Payables [Member] | KOAS [Member]
Balance Sheets:
Amount due to related parties	792	498
Trade Accounts Payables [Member] | KNOT [Member]
Balance Sheets:
Amount due to related parties	$ 241	$ 271